Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details 7) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Beginning balance	¥ 888,902	$ 129,285	¥ 841,806	¥ 792,139
Warranty provision for the current year	35,339	5,140	74,856	84,924
Warranty costs incurred or claimed	(29,228)	(4,251)	(27,760)	(35,257)
Reversal to selling expense–change in estimate	(73,872)	(10,744)	0	0
Total accrued warranty cost	821,141	$ 119,430	888,902	841,806
Less: accrued warranty cost, current portion	34,376		39,949	37,462	$ 5,000
Accrued warranty cost, excluding current portion	¥ 786,765		¥ 848,953	¥ 804,344	$ 114,430